Long-Term Debt - 240 Million Senior Secured Term Loan Facility (Details) - 240 Million Senior Secured Term Loan Facility		1 Months Ended
	Jun. 02, 2023 USD ($)	Sep. 30, 2018 USD ($) item
Long-Term Debt
Debt instrument face amount	$ 240,000,000	$ 240,000,000
Number of consecutive quarterly installments | item		20
Minimum liquidity requirement	500,000
Minimum liquidity of the Partnership	15,000,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels	1,500,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000,000
Minimum liquidity requirement in cash	$ 10,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)	130.00%
Percent of outstanding balance after June 2, 2027	166.00%
Interest margin percentage	2.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Final payment which includes balloon payment and last quarterly installment		$ 85,400,000